Long-Term Debt - Revolvers (Narrative) (Details)	9 Months Ended
	Sep. 30, 2018 USD ($) vessel credit_facility	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) credit_facility
Debt Instrument [Line Items]
Amount reduced under revolving credit facilities, remainder of 2018	$ 115,200,000
Amount reduced under revolving credit facilities, 2019	536,800,000
Amount reduced under revolving credit facilities, 2020	349,000,000
Amount reduced under revolving credit facilities, 2021	303,000,000
Amount reduced under revolving credit facilities, 2022	$ 596,300,000
Revolving Credit Facility
Debt Instrument [Line Items]
Number of revolving credit facilities | credit_facility	2		3
Revolving credit facilities, total borrowing capacity	$ 560,900,000.0	$ 125,000,000.0	$ 629,700,000.0
Amount reduced under revolving credit facilities, remainder of 2018	37,800,000
Amount reduced under revolving credit facilities, 2019	148,100,000
Amount reduced under revolving credit facilities, 2020	100,000,000
Amount reduced under revolving credit facilities, 2021	100,000,000
Amount reduced under revolving credit facilities, 2022	$ 175,000,000
Revolving Credit Facility | Partnership’s vessels, together with other related security
Debt Instrument [Line Items]
Number of vessels pledged as collateral | vessel	20
Revolving Credit Facility | Guaranteed by Partnership
Debt Instrument [Line Items]
Minimum liquidity (greater of)	$ 75,000,000
Revolving Credit Facility | Guaranteed by Partnership | Minimum
Debt Instrument [Line Items]
Period to maturity	6 months
Minimum liquidity (percent) (greater of)	5.00%
Teekay Shuttle Tankers L.L.C. | Revolving Credit Facility
Debt Instrument [Line Items]
Minimum liquidity (greater of)	$ 35,000,000.0
Minimum ratio of 12 months' historical EBITDA relative to total interest expense and installments	1.20
Net debt to total capitalization ratio (no greater than)	75.00%
Teekay Shuttle Tankers L.L.C. | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Minimum liquidity (percent) (greater of)	5.00%